Goldman Sachs Mid Cap Value Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.82%	9.77%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.39%	10.05%	10.02%
Performance Inception Date	May 01, 1998